CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Cash flows from operating activities:
Net income	$ 4,750	30,178	59,745
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation expense	465	2,953	3,029
Amortization of land use rights	20	131	0
Amortization of intangible assets	1,991	12,648	16,914
Deferred income taxes	(328)	(2,087)	(2,198)
Write-back of provision for doubtful accounts	0	0	(657)
Gain on disposal of property and equipment	(278)	(1,768)	0
Share-based compensation	4,998	31,754	37,286
Change in operating assets and liabilities:
Accounts receivable, net	13,563	86,163	(104,791)
Bills receivable	(3,703)	(23,527)	(8,079)
Inventories	(15,751)	(100,066)	(153,391)
Prepaid expenses and other receivables	(3,224)	(20,482)	17,659
Accounts payable	8,928	56,719	89,179
Income taxes receivable	25	158	1,357
Income taxes payable	(447)	(2,837)	(5,526)
Accrued expenses and other liabilities	(1,552)	(9,858)	(10,578)
Net cash provided by (used in) operating activities	9,457	60,079	(60,051)
Cash flows from investing activities:
Increase in pledged bank deposits	(11,042)	(70,151)	(55,572)
Payment for acquisitions of subsidiary	0	0	(71,565)
Purchases of property and equipment	(107)	(680)	(4,389)
Net cash used in investing activities	(11,149)	(70,831)	(131,526)
Cash flows from financing activities:
Purchase of treasury stock	0	0	(31,466)
Proceeds from (repayment of) bank borrowings	(11,015)	(69,979)	73,444
Net cash provided by (used in) financing activities	(11,015)	(69,979)	41,978
Effect of exchange rate changes on cash	540	3,434	(3,326)
Net decrease in cash	(12,167)	(77,297)	(152,925)
Cash at beginning of the period	90,093	572,364	699,650
Cash at end of the period	77,926	495,067	546,725
Supplementary cash flow information:
Interest paid	1,906	12,110	6,862
Income tax paid	$ 1,202	7,635	13,463